Provisions	12 Months Ended
Dec. 31, 2024
Provisions
Provisions
16	Provisions Provisions are mostly recorded in respect of legal and insurance claims.

2024
US $ in millions
Balance at the beginning of the year	60.7
Provisions added during the year	44.6
Provisions utilized during the year	(4.8)
Provisions reversed during the year	(3.9)
Balance at the end of the year	96.6

Legal claims

For legal matters addressed against the Group, see Note 27.

Claims covered by insurance

Claims covered by insurance represent mainly claims for damage to customers’ cargo that was shipped at the responsibility of the Group. The Group has agreements with insurance companies that indemnify it in respect of such damages (other than the deductible amounts provided in the insurance agreements). Regarding assets that were recognized in respect thereto, see Note 9, Insurance recoveries.